Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Income (loss)	$ 2,047	$ (8,145)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	546	501
Interest from Short term deposits		(87)
Interest from restricted deposits	11
Share-based compensation to employees and consultants	852	1,055
Exchange differences on cash and cash equivalents	444	727
Changes in operating asset and liability items:
Decrease (increase) in trade receivables	(10,151)	261
Increase in inventories	(155)	(275)
Increase in other accounts receivable and prepaid expenses	(215)	(170)
Decrease in operating right of use assets	254	220
Decrease in trade payables	(370)	(274)
Decrease in lease liabilities	(435)	(643)
Decrease in accrued liabilities and other payables	(22)	(305)
Decrease in deferred revenues		(32)
Net cash used in operating activities	(7,194)	(7,167)
Cash flows from investing activities:
Capitalization of intangible assets		(12)
Purchase of property and equipment	(482)	(678)
Repayment of a short-term cash deposits		50,238
Investment in short term cash deposits and restricted deposits	(59)	(20,000)
Net cash provided by (used in) investing activities	(541)	29,548
Cash flows from financing activities:
Exercise of options and warrants into shares	892	1,474
Net cash provided by financing activities	892	1,474
Exchange differences on cash and cash equivalents, restricted cash and restricted deposits	(444)	(727)
Net increase (decrease) in cash and cash equivalents, restricted cash and restricted deposits	(7,287)	23,128
Cash and cash equivalents, restricted cash and restricted deposits at the beginning of the period	29,653	13,374
Cash and cash equivalents, restricted cash and restricted deposits at the end of the period	22,366	36,502
A. Supplementary information on investing and financing activities not involving cash flows:
Right of use assets recognized with corresponding lease liabilities	870	59
Capitalization of Share-based compensation to inventory	33
B. Reconciliation of Cash, cash equivalents and restricted cash at the end of the period
Cash and cash equivalents	22,283	36,290
Restricted cash	83
Restricted deposits (including long term)		212
Total cash and cash equivalents, restricted cash and restricted deposits	$ 22,366	$ 36,502